Capital Structure and Financial Risk and Related Items - Equity and Capital Management (Details) € / shares in Units, $ / shares in Units, € in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2017 EUR (€) € / shares	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 USD ($) Vote shares	Mar. 31, 2017 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2014 $ / shares
Summary of the Company's share activity
Exercise of warrants for cash			706,000	401,000		0	401,000
Capital reduction				(377,472,000)
Number of shares outstanding			95,074,000	94,368,000		95,074,000		471,439,000
Par value per share | (per share)					kr 0.01				$ 21.00
Shareholder distribution	€ 917.7	$ 1,100,000,000		$ 1,093,927,000
Share annulment (as percent of shares outstanding)	80.00%	80.00%
Shareholder distribution (per share) | (per share)	€ 2.43125	$ 2.92
Shares issued for cash | $			$ 1,000	49,000
Cash and cash equivalents | $			$ 82,542,000	$ 109,554,000		$ 77,598,000		$ 57,898,000
Ordinary shares
Summary of the Company's share activity
Number of Vote per Share | Vote						1